Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Stock Option Activity
2016 Employee Equity Compensation Plan Stock option activity for the nine months ended September 30, 2018 was as follows:

(Dollars in thousands, except per share amounts)	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2017	1,661,750	$11.96	9.12	$75
Granted	581,315	2.77	9.48	—
Forfeited / Canceled	(61,521)	7.97	—	—
Options outstanding at September 30, 2018	2,181,544	$9.63	8.65	$—
Vested and exercisable	922,902	$13.7	8.31	$—

2016 Employee Equity Compensation Plan stock option activity for the year ended December 31, 2017 was as follows:

	Shares	Weighted- average exercise price	Weighted- average contractual life	Aggregate intrinsic value (dollars in thousands)
Options outstanding at December 31, 2015	—	$—	—	—
Granted	260,725	40.16	10.00 years	37
Forfeited / Cancelled	(7,875)	40.00	—	—
Options outstanding at December 31, 2016	252,850	40.16	9.41 years	37
Granted	1,452,550	7.11	10.0 years	$91
Forfeited / Cancelled	(43,650)	—	—	—
Options outstanding at December 31, 2017	1,661,750	11.96	9.12 years	75
Options vested and exercisable as of December 31, 2017	493,423	15.64	9.01 years	2
Options vested and expected to vest as of December 31, 2017	1,661,750	$11.96	9.12 years	$75

Summary of Key Assumptions to Apply to Model
The fair value of the options at the date of issuance was estimated based on the Black-Scholes option pricing model. Previously, the Company used a peer group of companies to calculate volatility. In 2018, the Company began to use a blended rate, which included the Company and the peer group of companies to calculate volatility. Key assumptions used to apply this model upon issuance were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Dividend yield	—	—	—	—
Expected volatility	90.57%	69.2%	93.11%	69.0%
Risk-free rate of return	2.81%	1.96%	2.66%	2.05%
Expected term (years)	5.80	6.18	5.93	5.81
Fair Value per share	$1.02	$3.59	$2.12	$4.40

The fair value of the options at the date of issuance was estimated based on the Black Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

	Weighted Average on Grant Date
	2017	2016
Dividend yield	—	—
Expected volatility	69.01%	67.04%
Risk-free rate of return	2.05%	1.44%
Expected term (years)	5.82	6.12
Fair Value per share	$4.39	$24.56

Schedule of Time-Based Restricted Stock Awards
Restricted stock award activity for the nine months ended September 30, 2018 is as follows:

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2017	30,000
Awards granted	—
Awards vested	(30,000)
Awards forfeited	—
Non-vested awards outstanding at September 30, 2018	—

Restricted stock award activity for the year ended December 31, 2017 is as follows:

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2015	—
Awards granted	56,693
Awards vested and issued	(6,093)
Awards forfeited	(1,963)
Non-vested awards outstanding at December 31, 2016	48,637
Awards granted	30,000
Awards vested and issued	(47,658)
Awards forfeited	(979)
Non-vested awards outstanding at December 31, 2017	30,000